Our people (Tables)	12 Months Ended
Dec. 31, 2018
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Geographical Distribution of Staff

Our staff numbers averaged 133,903 for the year ended 31 December 2018 against 134,428 in 2017 and 132,657 in 2016. Their geographical distribution was as follows:

	2018	2017	2016
North America	25,990	27,399	27,246
UK	14,331	14,197	14,070
Western Continental Europe	26,825	25,700	24,996
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	66,757	67,132	66,345
	133,903	134,428	132,657

Reportable Segment Distribution of Staff

Their reportable segment distribution was as follows:

	2018	2017	2016
Advertising and Media Investment Management	55,421	56,789	55,120
Data Investment Management	28,309	28,629	29,279
Public Relations & Public Affairs	9,048	9,082	9,054
Brand Consulting, Health & Wellness and Specialist Communications	41,125	39,928	39,204
	133,903	134,428	132,657

Staff costs

At the end of 2018, staff numbers were 134,281 (2017: 134,413, 2016: 134,341).

Staff costs include:

	2018 £m	2017 £m	2016 £m
Wages and salaries	5,710.0	5,832.3	5,395.6
Cash-based incentive plans	240.7	219.2	260.2
Share-based incentive plans (note 21)	84.8	105.0	106.5
Social security costs	717.5	720.3	658.1
Pension costs (note 22)	191.2	192.0	178.1
Severance	37.5	39.5	34.5
Other staff costs[1]	1,190.9	1,210.7	1,151.9
	8,172.6	8,319.0	7,784.9

Note

[1]	Freelance and temporary staff costs are included in other staff costs.